Total
Cushing SMID Growth Focused Fund
Cushing® SMID Growth Focused Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 13 of the Prospectus.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Cushing SMID Growth Focused Fund - USD ($)	Class A Shares		Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none
Redemption Fee (as a percentage of Amount Redeemed)	none		none
Wire fee	$ 15		$ 15
[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cushing SMID Growth Focused Fund		Class A Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):	[1],[2]	22.92%	22.92%
Expenses (as a percentage of Assets)		23.97%	23.72%
Fee Waiver or Reimbursement	[2]	(22.62%)	(22.62%)
Net Expenses (as a percentage of Assets)		1.35%	1.10%
[1]	Based upon estimated amounts for the Fund’s initial fiscal year.
[2]	The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before March 31, 2021 and may be modified or terminated by the Investment Adviser at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Cushing SMID Growth Focused Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A Shares	680	4,527
Class I Shares	112	4,161

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not included because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($14.5 billion as of September 30, 2019). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.

The Fund intends to seek to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Investment Adviser believes have above-average future growth potential relative to their peers.

The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Common Stock Risk. Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Small- and Mid-Cap Securities Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Small-cap and mid-cap companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by investment companies registered under the 1940 Act, such as the Fund. The rule may negatively impact the Fund and/or result in a change to its investment strategy. The Investment Adviser continues to evaluate the potential impact of the new governmental regulation on the Fund and may have to make changes to Fund strategies in the future. The compliance date for the new rule is December 1, 2019, as it relates to the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

New Fund Risk. The Fund is new, with limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Performance
A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Russell 2500® Growth Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the Russell 2500® Growth Index and other benchmarks.

Cushing SMID Growth Focused Fund | Class A Shares
Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.